Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Material Accounting Policies [Abstract]
Summary of Annual Depreciation Rates and Residual Value of The Principal Asset Classes
The annual depreciation rates and residual value of the principal asset classes are as follows:

	Rates	% residual value
Flight equipment under financial leases	3.3% to 8%	7-15
Rotable spare parts and accessories	5% to 10%	—
Constructions	5% to 10%	—
Ground equipment	10%	—
Transportation equipment	10% to 25%	—
Furniture	10%	—
Machinery and equipment	10% to 33%	—
Computer equipment	25%	—
Major maintenance	8.33% to 57.14%	—

Summary of Estimated Useful Lives For The Current And Comparative Periods
The estimated useful lives for the current and comparative periods are as follows:

Software	4 -7 years

Partners’ contracts and customer relationships	10 years
Amortization methods, useful lives and residual values are reviewed at each financial year end and adjusted if appropriate.